DBX ETF Trust | 1
Schedule of Investments
Xtrackers US National Critical Technologies ETF
August 31, 2026 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 99.5%
Communication Services
— 13.7%
Alphabet, Inc., Class A
20,482 6,950,567
AppLovin Corp., Class A *
1,745 544,545
AT&T, Inc.
44,339 1,147,937
BCE, Inc.
6,017 141,842
BT Group PLC
35,463 98,710
Car Group Ltd.
5,342 105,854
Charter Communications, Inc.,
Class A * (a)
696 106,098
Comcast Corp., Class A
22,716 604,700
Meta Platforms, Inc., Class A
11,266 6,447,982
Quebecor, Inc., Class B
1,922 85,113
ROBLOX Corp., Class A *
4,095 169,083
Rogers Communications, Inc.,
Class B
2,823 104,119
Spark New Zealand Ltd.
80,758 102,233
Take-Two Interactive Software,
Inc. *
1,066 234,200
Telstra Group Ltd.
71,437 239,082
TELUS Corp.
12,225 118,255
T-Mobile US, Inc.
3,117 562,431
Tpg Telecom Ltd.
36,891 99,671
Verizon Communications, Inc.
26,896 1,345,338
Warner Bros Discovery, Inc. *
15,493 442,015
(Cost $18,730,749)
19,649,775
Consumer Discretionary
— 5.4%
Amazon.com, Inc. *
28,904 7,508,392
Expedia Group, Inc.
754 239,108
(Cost $6,479,599)
7,747,500
Energy — 7.3%
Ampol Ltd.
3,488 107,636
BP PLC
99,313 692,767
Chevron Corp.
12,852 2,649,311
ExxonMobil Holdings Corp.
26,826 4,317,645
Imperial Oil Ltd.
936 122,977
Marathon Petroleum Corp.
1,903 710,428
Phillips 66
2,616 645,053
Suncor Energy, Inc.
7,667 512,848
Valero Energy Corp.
1,875 672,975
(Cost $7,290,818)
10,431,640
Financials — 0.4%
Block, Inc. *
3,466 284,281
Fidelity National Information
Services, Inc.
3,431 139,882
Global Payments, Inc.
1,530 139,306
Wise Group PLC, Class A *
7,675 101,082
(Cost $706,308)
664,551
Health Care — 13.6%
Abbott Laboratories
11,154 1,230,955
Number
of Shares Value $
AbbVie, Inc.
11,447 2,935,240
Agilent Technologies, Inc.
1,847 283,625
Alnylam Pharmaceuticals, Inc. *
863 207,715
Amgen, Inc.
3,492 1,501,141
Astellas Pharma, Inc.
11,400 169,292
Biogen, Inc. *
978 211,884
Boston Scientific Corp. *
9,598 463,583
Bristol-Myers Squibb Co.
13,176 880,289
CSL Ltd.
3,109 382,269
Danaher Corp.
4,153 886,915
Dexcom, Inc. *
2,399 218,453
GE HealthCare Technologies,
Inc.
2,912 207,422
Genmab A/S *
376 123,984
Gilead Sciences, Inc.
8,036 1,175,988
GSK PLC
25,354 637,140
Haleon PLC
53,969 269,416
Icon PLC *
545 89,920
IDEXX Laboratories, Inc. *
511 284,469
Intuitive Surgical, Inc. *
2,280 859,241
IQVIA Holdings, Inc. *
1,055 275,555
Labcorp Holdings, Inc.
525 174,647
Mettler-Toledo International,
Inc. *
130 182,668
Pfizer, Inc.
36,862 1,049,093
Pro Medicus Ltd.
811 104,262
Quest Diagnostics, Inc.
727 174,698
Regeneron Pharmaceuticals, Inc.
643 513,808
ResMed, Inc.
931 223,533
Royalty Pharma PLC, Class A
2,740 168,263
Sandoz Group AG
2,765 232,439
Thermo Fisher Scientific, Inc.
2,394 1,477,337
UCB SA
772 193,072
Veeva Systems, Inc., Class A *
974 278,262
Vertex Pharmaceuticals, Inc. *
1,652 899,547
Waters Corp. *
634 262,875
Zoetis, Inc.
2,791 215,186
(Cost $17,634,264)
19,444,186
Industrials — 12.3%
AMETEK, Inc.
1,472 346,170
Atlas Arteria Ltd. (b)
24,812 81,617
Auckland International Airport
Ltd.
17,763 92,993
Automatic Data Processing, Inc.
2,578 737,721
BAE Systems PLC
18,787 520,636
Boeing Co. *
5,122 1,064,249
Broadridge Financial Solutions,
Inc.
746 136,056
CAE, Inc. *
3,461 83,710
Carrier Global Corp.
5,092 296,456
Dover Corp.
862 167,426
DuPont de Nemours, Inc.
865 116,420

2 | DBX ETF Trust
Schedule of Investments
Xtrackers US National Critical Technologies ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
Emerson Electric Co.
3,623 552,290
Experian PLC
5,728 236,398
Ferrovial NV
2,975 174,171
Fortive Corp.
2,033 119,622
GE Vernova , Inc.
1,725 1,549,964
General Dynamics Corp.
1,741 646,520
Honeywell Aerospace, Inc. *
2,085 329,659
Honeywell International, Inc.
2,046 436,882
Howmet Aerospace, Inc.
2,567 628,787
Illinois Tool Works, Inc.
1,857 511,362
Ingersoll Rand, Inc.
2,497 192,394
Johnson Controls International
PLC
3,912 540,795
L3Harris Technologies, Inc.
1,200 319,500
Leidos Holdings, Inc.
804 112,729
Lockheed Martin Corp.
1,508 846,335
Mainfreight Ltd.
2,461 97,524
Melrose Industries PLC
14,553 101,654
Mobility Global, Inc.
4,408 89,482
Northrop Grumman Corp.
920 496,524
PACCAR, Inc.
3,338 414,346
Parker-Hannifin Corp.
821 804,120
Rockwell Automation, Inc.
718 304,741
Rolls-Royce Holdings PLC
51,619 1,070,912
RTX Corp.
8,734 1,814,314
Smiths Group PLC
2,757 97,635
SS&C Technologies Holdings,
Inc.
1,273 105,621
Thomson Reuters Corp.
926 99,246
TransDigm Group, Inc. *
359 420,655
Transurban Group (b)
20,576 210,865
Vertiv Holdings Co., Class A
2,487 643,437
(Cost $13,790,237)
17,611,938
Information Technology
— 38.7%
Adobe, Inc. *
2,570 752,470
Advanced Micro Devices, Inc. *
10,535 4,959,035
Amdocs Ltd.
1,687 106,382
Analog Devices, Inc.
3,149 1,140,379
Arista Networks, Inc. *
6,780 1,326,778
Autodesk, Inc. *
1,354 350,050
Cadence Design Systems, Inc. *
1,776 601,673
Capgemini SE
1,108 138,036
Celestica, Inc. *
730 218,974
Cellebrite DI Ltd. *
6,199 74,388
CGI, Inc.
1,297 97,638
Ciena Corp. *
909 347,965
Circle Internet Group, Inc. *
1,387 132,528
Cisco Systems, Inc.
25,521 2,819,815
Cloudflare, Inc., Class A *
2,077 633,713
Cognizant Technology Solutions
Corp., Class A
2,901 187,347
Number
of Shares Value $
Coherent Corp. *
1,211 336,452
Constellation Software, Inc.
129 292,069
CoreWeave , Inc., Class A *
2,193 186,164
Crowdstrike Holdings, Inc., Class
A *
6,369 1,471,239
Datadog, Inc., Class A *
2,130 504,895
Dell Technologies, Inc., Class C
1,956 891,956
Fair Isaac Corp. *
137 157,168
Fortinet, Inc. *
3,963 677,396
GLOBALFOUNDRIES, Inc.
1,721 76,911
Halma PLC
2,389 117,641
Hewlett Packard Enterprise Co.
8,618 450,204
International Business Machines
Corp.
6,110 1,428,946
Intuit, Inc.
1,732 622,308
IREN Ltd. * (a)
2,508 93,084
Keysight Technologies, Inc. *
1,096 353,679
KLA Corp.
8,389 1,471,850
Lam Research Corp.
8,086 2,437,848
Microchip Technology, Inc.
3,547 260,527
Microsoft Corp.
17,192 8,721,330
Monday.Com Ltd. *
1,104 111,659
MongoDB, Inc. *
519 235,299
Motorola Solutions, Inc.
1,072 520,242
Nice Ltd. *
757 82,524
Nice Ltd., ADR *
225 24,565
NVIDIA Corp.
34,036 7,514,468
Oracle Corp.
11,130 1,659,706
Palantir Technologies, Inc., Class
A *
14,233 2,652,746
Palo Alto Networks, Inc. *
5,235 2,000,451
Roper Technologies, Inc.
648 275,167
Sage Group PLC
7,929 117,392
Salesforce, Inc.
5,136 1,322,725
ServiceNow, Inc. *
6,638 982,358
Shopify, Inc., Class A *
7,869 1,159,490
Snowflake, Inc. *
2,204 730,472
Strategy, Inc. *
2,162 287,416
Technology One Ltd.
4,676 109,211
Ubiquiti, Inc.
171 100,893
VeriSign, Inc.
576 166,049
WiseTech Global Ltd.
4,056 117,374
Wix.Com Ltd. * (a)
1,619 142,877
Workday, Inc., Class A *
1,281 252,933
Xero Ltd. *
1,981 117,649
Zoom Communications, Inc. *
1,763 170,447
Zscaler, Inc. *
701 132,058
(Cost $44,085,952)
55,425,009
Materials — 3.2%
Air Products and Chemicals, Inc.
1,439 445,313
Antofagasta PLC
2,207 120,857
BHP Group Ltd.
32,888 1,560,988

DBX ETF Trust | 3
Schedule of Investments
Xtrackers US National Critical Technologies ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
First Quantum Minerals Ltd. *
4,442 147,714
Freeport-McMoRan, Inc.
9,232 699,232
Lundin Mining Corp.
4,334 116,017
Lynas Rare Earths Ltd. *
8,787 100,377
Martin Marietta Materials, Inc.
393 203,849
Northern Star Resources Ltd.
9,074 152,428
Nucor Corp.
1,496 373,461
Orica Ltd.
5,518 87,908
South32 Ltd.
30,687 113,478
Teck Resources Ltd., Class B
2,948 200,978
Vulcan Materials Co.
829 223,482
(Cost $3,165,754)
4,546,082
Utilities — 4.9%
American Electric Power Co.,
Inc.
3,526 431,688
Constellation Energy Corp.
2,175 597,625
Dominion Energy, Inc.
5,805 383,188
Edison International
2,534 136,785
Emera, Inc.
2,003 100,432
Energix -Renewable Energies Ltd.
11,269 77,213
Entergy Corp.
3,046 323,820
Exelon Corp.
6,776 296,247
FirstEnergy Corp.
3,840 176,102
Fortis, Inc. (a)
3,223 178,064
Hydro One Ltd., 144A
2,105 81,023
Iberdrola SA
41,301 963,343
Mercury NZ Ltd.
24,405 96,726
Meridian Energy Ltd.
26,080 85,315
National Grid PLC
31,103 493,383
NextEra Energy, Inc.
13,473 1,109,367
Orsted AS, 144A *
4,090 86,404
PPL Corp.
5,001 170,684
Southern Co.
7,475 657,800
SSE PLC
7,804 259,121
Vistra Corp.
2,161 296,857
(Cost $6,143,097)
7,001,187
TOTAL COMMON STOCKS
(Cost $118,026,778)
142,521,868
EXCHANGE-TRADED FUNDS
— 0.1%
Xtrackers Artificial Intelligence
And Big Data ETF (c)
(Cost $93,858)
2,750 156,284
SECURITIES LENDING
COLLATERAL — 0.1%
DWS Government & Agency
Securities Portfolio
"DWS Government Cash
Institutional Shares", 3.59%
(d)(e)
(Cost $178,200)
178,200 178,200
Number
of Shares Value $
CASH EQUIVALENTS — 0.2%
DWS Government Money Market
Series "Institutional Shares",
3.65% (d)
(Cost $230,176)
230,176 230,176
TOTAL INVESTMENTS — 99.9%
(Cost $118,529,012)
143,086,528
Other assets and liabilities,
net — 0.1%
108,043
NET ASSETS — 100.0%
143,194,571

4 | DBX ETF Trust
Schedule of Investments
Xtrackers US National Critical Technologies ETF
(Continued)
August 31, 2026 (Unaudited)
Hidden Row
At August 31, 2026, open futures contracts purchased were as follows:
Currency Abbreviations
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2026 is as follows:
Value ($) at
5/31/2026
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
8/31/2026
Value ($) at
8/31/2026
EXCHANGE-TRADED FUNDS — 0.1%
Xtrackers Artificial Intelligence And Big Data ETF (c)
184,299 — (23,445) 6,645 (11,215) 309 — 2,750 156,284
SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.59% (d)(e)
67,500 110,700 (f) — — — 522 — 178,200 178,200
CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series "Institutional Shares", 3.65% (d)
342,223 556,802 (668,849) — — 2,793 — 230,176 230,176
594,022 667,502 (692,294) 6,645 (11,215) 3,624 — 411,126 564,660
*
Non-income producing security.
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2026 amounted to $491,195, which is 0.3% of net assets.
(b)
Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)
Affiliated fund advised by DBX Advisors LLC.
(d)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e) Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $327,411.
(f) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31,
2026.
ADR: American Depositary Receipt
144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Depreciation ( $ )
Micro E-mini NASDAQ 100 Index
USD 7 419,948 413,182 9/18/2026 (6,766)
USD U.S. Dollar

DBX ETF Trust | 5
Schedule of Investments
Xtrackers US National Critical Technologies ETF
(Continued)
August 31, 2026 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2026 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
CRTC-PH1
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 142,521,868 $ — $ — $ 142,521,868
Exchange-Traded Funds
156,284 — — 156,284
Short-Term Investments (a)
408,376 — — 408,376
TOTAL
$ 143,086,528 $ — $ — $ 143,086,528
Liabilities Level 1 Level 2 Level 3 Total
Derivatives (b)
Futures Contracts
$ (6,766) $ — $ — $ (6,766)
TOTAL
$ (6,766) $ — $ — $ (6,766)
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.